FORM N-23c-3
NOTIFICATION OF REPURCHASE OFFER
PURSUANT TO RULE 23c-3

1.	Investment Company Act File Number: 811-08266 Date of Notification: February 24, 2006

2.	Exact name of investment company as specified in registration statement:

THE INDIA FUND, INC.

3.	Address of principal executive office:

345 Park Avenue New York, NY 10154

4.	Check one of the following:
A.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.
B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
C.	[ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

BY:	/s/ Prakash Melwani

NAME:	Prakash Melwani

TITLE:	Director and President of the Fund